Debt - Schedule of Future Principal Payments for Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2026		$ 1,000
Total future principal payments	$ 0	1,000
Less: unamortized discount		0
Carrying value of debt		1,000
Less: current portion	$ 0	(1,000)	$ (6,516)	$ (2,219)
Long-term debt, net of current portion		$ 0	$ 0	$ 1,612